Equity (Dividends Distributed to the Company's Shareholders) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross amount of the dividend distributed (in millions of $)		$ 276	$ 118	$ 277
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)		$ 276	$ 118	$ 273
Amount of the dividend per share (in dollar)		$ 0.21	$ 0.09	$ 0.22
February 4, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Mar. 13, 2019
Gross amount of the dividend distributed (in millions of $)				$ 62
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)				$ 61
Amount of the dividend per share (in dollar)				$ 0.05
May 6, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Jun. 19, 2019
Gross amount of the dividend distributed (in millions of $)				$ 76
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)				$ 75
Amount of the dividend per share (in dollar)				$ 0.06
July 30, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Sep. 24, 2019
Gross amount of the dividend distributed (in millions of $)				$ 74
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)				$ 73
Amount of the dividend per share (in dollar)				$ 0.06
November 5, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Dec. 18, 2019
Gross amount of the dividend distributed (in millions of $)				$ 65
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)				$ 64
Amount of the dividend per share (in dollar)				$ 0.05
February 11, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Mar. 18, 2020
Gross amount of the dividend distributed (in millions of $)			$ 23
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)			$ 23
Amount of the dividend per share (in dollar)			$ 0.02
May 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Jun. 17, 2020
Gross amount of the dividend distributed (in millions of $)			$ 30
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)			$ 30
Amount of the dividend per share (in dollar)			$ 0.02
July 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Sep. 16, 2020
Gross amount of the dividend distributed (in millions of $)			$ 36
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)			$ 36
Amount of the dividend per share (in dollar)			$ 0.03
November 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Dec. 16, 2020
Gross amount of the dividend distributed (in millions of $)			$ 29
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)			$ 29
Amount of the dividend per share (in dollar)			$ 0.02
February 10, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Mar. 16, 2021
Gross amount of the dividend distributed (in millions of $)		$ 34
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)		$ 34
Amount of the dividend per share (in dollar)		$ 0.03
May 5, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Jun. 16, 2021
Gross amount of the dividend distributed (in millions of $)		$ 67
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)		$ 67
Amount of the dividend per share (in dollar)		$ 0.05
July 27, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Sep. 01, 2021
Gross amount of the dividend distributed (in millions of $)		$ 68
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)		$ 68
Amount of the dividend per share (in dollar)		$ 0.05
November 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Dec. 15, 2021
Gross amount of the dividend distributed (in millions of $)		$ 107
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)		$ 107
Amount of the dividend per share (in dollar)		$ 0.08
February 11, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	Mar. 08, 2022
Gross amount of the dividend distributed (in millions of $)		$ 169
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)		$ 169
Amount of the dividend per share (in dollar)		$ 0.13